Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	13-3180631
EBP, Plan Number	001
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan	$ 115
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	false
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	$ 0
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	0
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	0
EBP, Schedule of Delinquent Participant Contribution, Corrected	$ 115